Derivatives - Additional Information (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative blended weighted average pullthrough rate	87.00%	81.00%	81.06%	79.15%	83.20%